FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INFORMATION OF PARENT COMPANY
Schedule of Parent's Condensed Balance Sheets

	As of December 31,
	2019	2020
Assets
Current assets
Cash and cash equivalents	$2	$2
Amount due from subsidiaries	22,776	34,031
Other current assets	108	108

Total current assets	22,886	34,141

TOTAL ASSETS	$22,886	$34,141

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$2,422	$2,518

Total liabilities	2,422	2,518

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2019 and 2020; 127,697,055 shares and 151,573,363 shares issued as of December 31, 2019 and 2020, respectively; 125,664,777 shares and 149,541,085 shares outstanding as of December 31, 2019 and 2020, respectively)	128	152
Additional paid-in capital	284,887	288,879
Treasury stock (2,032,278 shares as of December 31, 2019 and 2020)	(2,351)	(2,351)
Accumulated deficits	(293,892)	(286,365)
Accumulated other comprehensive income	31,692	31,308

Total equity	20,464	31,623

TOTAL LIABILITIES AND EQUITY	$22,886	$34,141

Schedule of Parent's Condensed Statements of Operations

	For the years ended December 31,
	2018	2019	2020
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(1,786)	(1,010)	(250)

Total operating expenses	(1,786)	(1,010)	(250)
Other income (loss), net	468	15	(32)
Investment (loss) income in subsidiaries	(88,779)	(30,482)	7,809

Net (loss) income attributable to holders of ordinary shares	$(90,097)	$(31,477)	$7,527

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss

	For the years ended December 31,
	2018	2019	2020
Net (loss) income	$(90,097)	$(31,477)	$7,527
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(4,140)	381	(384)

Comprehensive (loss) income attributable to Parent Company	$(94,237)	$(31,096)	$7,143

Schedule of Parent's Condensed Statements of Changes in Equity

					(Accumulated	Accumulated
	Ordinary shares		Additional		deficits)	other
			paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income (loss)	equity

Balance as of January 1, 2018	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

Share issued to Ascent Investor Relations LLC	34,998	0.03	18	—	—	—	18
Share-based compensation	—	—	45	—	—	—	45
Foreign currency translation adjustment	—	—	—	—	—	(4,140)	(4,140)
Net loss	—	—	—	—	(90,097)	—	(90,097)
Capital withdraw from non-controlling	—	—	(1,131)	—	—	—	(1,131)
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest	—	—	(945)	—	—	—	(945)
Balance as of December 31, 2018	125,664,777	$128	$284,726	$(2,351)	$(262,415)	$31,311	$51,399

Share-based compensation	—	—	161	—	—	—	161
Foreign currency translation adjustment	—	—	—	—	—	381	381
Net loss	—	—	—	—	(31,477)	—	(31,477)
Balance as of December 31, 2019	125,664,777	$128	284,887	(2,351)	(293,892)	31,692	20,464

Share issued	23,876,308	24	2,507	—	—	—	2,531
Share-based compensation	—	—	186	—	—	—	186
Capital contribution from non-controlling	—	—	1,299	—	—	—	1,299
Foreign currency translation adjustment	—	—	—	—	—	(384)	(384)
Net income	—	—	—	—	7,527		7,527
Balance as of December 31, 2020	149,541,085	152	288,879	(2,351)	(286,365)	31,308	31,623

Schedule of Parent's Condensed Statements of Cash Flows

	For the years ended December 31,
	2018	2019	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(90,097)	$(31,477)	$7,527
Investment income (loss) in subsidiaries	88,779	30,482	(7,809)
Share-based compensation	45	161	186
Bad debt provisions	—	286	—

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	24	1,501	—
Accrued expenses and other current liabilities	1,518	695	96
Amount due from subsidiaries	(353)	(1,651)	—

Net cash used in operating activities	(84)	(3)	—

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	—	—	—

Net cash provided by financing activities	—	—	—

Net decrease in cash, cash equivalents and restricted cash	(84)	(3)	—
Cash, cash equivalents and restricted cash, at beginning of year	89	5	2

Cash, cash equivalents and restricted cash, at end of year	$5	$2	$2

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$—	$—	$2,531